Capitalized Software, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Summary of Capitalized Software, Net
Capitalized software, net consists of the following:

	March 31, 2023	December 31, 2022
Website costs	$4,145	$4,142
Development in process	3,686	3,277
Less: Accumulated amortization	(2,625)	(2,346)

Capitalized software, net	$5,206	$5,073

Capitalized software, net consists of the following:

	December 31, 2022	December 31, 2021
Website costs	$4,142	$3,571
Development in process	3,277	2,294
Less: Accumulated amortization	(2,346)	(1,311)

Capitalized software, net	$5,073	$4,554